UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Courtney R. Taylor
American High-Income Municipal Bond Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income Municipal Bond Fund®
Investment portfolio

October 31, 2012		unaudited
	Principal amount	Value
Bonds & notes — 95.21%	(000)	(000)

ALABAMA — 0.18%
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	$1,500	$1,504
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2039	3,300	3,535
		5,039

ALASKA — 0.00%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, National insured, 5.50% 2037	95	95

ARIZONA — 3.20%
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,891
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	456	452
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	966	941
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 20221	1,000	996
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 20371	5,500	5,062
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.06% 2042 (put 2015)2	5,000	4,973
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.051% 20372	5,000	4,231
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-B, AMT, 5.25% 2019	2,000	2,335
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.00% 2020	2,000	2,279
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	1,458	1,526
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	10,410	11,296
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,580
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2007, AMT, 6.55% 2037	17,000	17,816
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2008, AMT, 7.50% 2038	10,000	10,968
Industrial Dev. Authorities of the County of Pima and the City of Tucson, Joint Single-family Mortgage Rev. Ref. Bonds,
Series 2007-A-1, AMT, 5.10% 2038	1,105	1,175
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,285
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	3,000	3,009
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,500	2,787
Industrial Dev. Auth. of the City of Scottsdale, Hospital Rev. Ref. Bonds (Scottsdale Healthcare),
Series 2006-C, Assured Guaranty Municipal insured, 5.00% 2035	1,250	1,389
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,150
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2046	1,600	1,739
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039	1,000	1,166
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	1,033
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	665
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A-1, AMT, 4.90% 2028	2,200	2,320
		92,064

	Principal amount	Value
Bonds & notes	(000)	(000)

CALIFORNIA — 13.55%
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	$2,615	$2,900
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	2,295	2,537
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	3,574
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	950	969
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	3,705	3,353
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.),
Series 2010, 6.00% 2037	500	581
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	1,000	1,144
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2003-C, 5.375% 2021	1,500	1,576
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2011, 6.00% 2031	1,250	1,442
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,011
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	1,000	1,005
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.00% 2029	1,500	1,727
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	4,500	5,162
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-D-1, 1.041% 2045 (put 2017)2	4,000	4,003
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 4.25% 2023	1,000	1,031
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 5.00% 2028	1,000	1,033
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	135	135
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2025	1,165	890
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds, Series 2012-D, 0% 2035	1,000	325
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds, Series 2012-D, 0% 2036	1,200	367
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series A, AMBAC insured, 6.50% 2023	955	1,129
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	4,165	4,572
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,087
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.),
Series A, AMBAC insured, 5.00% 2022	2,000	2,158
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	2,500	2,775
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,476
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	1,500	1,697
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,300
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	500	459
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,155	1,139
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2015	995	1,054
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,229
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds,
Series 2012, 4.00% 2029	2,140	2,139
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds,
Series 2012, 4.00% 2031	700	696
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2024	4,545	4,860
Various Purpose G.O. Bonds, 5.00% 2041	1,500	1,659
Various Purpose G.O. Bonds, 5.00% 2041	3,000	3,321
Various Purpose G.O. Ref. Bonds, 5.00% 2032	2,000	2,289
Various Purpose G.O. Ref. Bonds, 5.00% 2038	2,000	2,228
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	9,750	9,961
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032	$1,000	$1,132
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	1,000	1,159
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,805
City of Irvine, Impt Bd Act 1915 Dist. No. 11-1, Limited Obligation Reassessment, 4.875% 2025	1,025	1,060
City of Irvine, Impt Bd Act 1915 Dist. No. 11-1, Limited Obligation Reassessment, 5.00% 2026	1,075	1,112
Irvine Public Facs. and Infrastructure Auth., Assessment Rev. Bonds, Series 2012-A, 4.50% 2025	650	671
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-A, ACA insured, 5.60% 2033	1,750	1,762
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	2,185	2,216
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,031
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,600	4,540
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	5,900	8,270
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	650	669
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	1,820	1,841
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.20% 2036	2,850	2,893
Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds, Series 2007-A, AMBAC insured, 5.00% 2038	6,270	6,377
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	3,505	3,629
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,422
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,662
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	1,500	1,632
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,000	2,072
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	2,100	1,935
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.00% 20281	845	874
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 20381	750	770
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 20481	1,000	1,023
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,420	1,702
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039	2,000	2,418
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,158
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,600	1,657
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,032
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 20411	7,500	8,962
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	551
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,500	1,630
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	2,965	2,886
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	800	870
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,241
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch),
Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	7,000	6,914
Port of Oakland, Rev. Bonds, Series M, AMT, FGIC-National insured, 5.375% 2027	1,775	1,775
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,235
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2025	2,000	2,305
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,000	2,290
Port of Oakland, Rev. Bonds, Series M, AMT, FGIC-National insured, 5.375% 2027 (preref. 2012)	225	225
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.00% 2035	1,550	1,570
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.125% 2025	2,510	2,570
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	2,000	1,811
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	3,968
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	3,249
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	1,000	1,033
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-A, AMT, FGIC insured, 4.75% 2023	1,500	1,640
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	1,000	1,093
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.25% 2029	$2,315	$2,394
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.50% 2033	1,500	1,551
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library),
Series 2009-J, 6.00% 2034	1,500	1,780
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Various California State University Projects), Series 2011-B, 5.00% 2031	1,200	1,347
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	6,000	7,391
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,658
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	2,500	2,718
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2012, AMT, 5.00% 2032	2,000	2,203
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,221
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.83% 20342	5,000	4,209
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	1,000	1,107
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,290
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	1,017
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	15,834
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 5.25% 2032	3,500	4,019
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, AMT, 5.00% 2029	2,000	2,242
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	3,000	3,433
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project),
Series 2009-C, 6.50% 2039	1,450	1,687
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project),
Series 2011-C, 6.75% 2041	900	1,069
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2009-D, 6.625% 2039	2,500	2,774
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2011-D, 7.00% 2041	2,000	2,304
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2025	2,500	2,844
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	6,925	8,023
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	2,107
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2022	1,600	1,667
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	1,000	1,024
Redev. Agcy. of the City of San Jose, Tax Allocation Bonds (Merged Area Redev. Project),
Series 2003, FGIC-National insured, 4.90% 2033	2,000	2,003
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-C, National insured, 3.75% 2028	10,620	9,716
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,788
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,828
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	995
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	3,118
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	2,826
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	3,000	3,359
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2026	1,000	1,033
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2027	500	516
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-B, 5.875% 2038	650	672
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.00% 2042	$1,125	$1,253
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 20161	4,295	4,484
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 20201	6,700	6,862
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.10% 2030	465	502
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,010
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2030	15	11
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	660	663
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 20371	3,000	3,095
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	4,000	4,096
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	3,000	3,245
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,000	1,059
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	3,000	3,332
Statewide Communities Dev. Auth., Rev. Bonds (The Terraces at San Joaquin Gardens Project),
Series 2012-A, 5.625% 2032	1,000	1,025
Statewide Communities Dev. Auth., Rev. Bonds (The Terraces at San Joaquin Gardens Project),
Series 2012-B-2, 4.00% 2018	1,000	1,002
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,221
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,736
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	985	1,106
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,877
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,025	1,074
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	2,250	2,438
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	2,000	2,186
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,000	1,094
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	3,079
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,342
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2031	25	19
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2034	30	22
Thousand Oaks Community Facs. Dist., Ref. Bonds (Marketplace Mall), 5.00% 2022	1,035	1,042
Thousand Oaks Community Facs. Dist., Ref. Bonds (Marketplace Mall), 5.375% 2031	1,750	1,768
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	13,935	11,509
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	3,100	3,623
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2004-A, 5.375% 2034	2,500	2,551
Turlock Irrigation Dist., Rev. Ref. Bonds, 5.50% 2041	2,500	2,846
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2024	1,165	1,293
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2028	700	762
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2035	1,000	1,062
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2040	450	476
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	140	146
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	1,950	2,254
		390,267

COLORADO — 4.82%
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,115	1,080
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	3,240	2,801
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	1,980	1,552
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	$3,610	$3,477
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 3.50% 20372	2,000	1,571
City and County of Denver, Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2022	1,500	1,799
City and County of Denver, Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,172
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	18,000	18,342
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	2,905	3,023
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.382% 20332	4,785	3,845
Denver West Metropolitan Dist. (Jefferson County), G.O. Ref. Bonds,
Series 2012-A, Assured Guaranty Municipal insured, 4.00% 2032	1,105	1,160
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2006-B, 0% 2037	10,125	2,539
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	1,000	1,116
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	1,000	1,100
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2024	3,880	4,299
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2042	10,845	11,616
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	1,014
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,410
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,256
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,596
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,233
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	13,500	13,945
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	2,000	2,099
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,688
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	4,000	4,325
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040	1,250	1,407
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	398
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	1,101
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	1,000	1,029
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 8.00% 2025	7,500	7,768
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	4,204
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,494
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,700	1,982
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	14,800	17,187
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.25% 2034	430	419
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	2,250	2,201
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	3,225	3,267
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,190	1,157
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	1,980	1,778
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 6.625% 2040	2,220	1,516
		138,966

CONNECTICUT — 1.04%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,250	1,394
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	4,500	4,947
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	1,290	1,292
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	$3,350	$3,360
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	8,500	8,447
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.50% 2013	380	381
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.00% 2016	5,070	5,078
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	3,000	3,004
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	2,000	2,002
		29,905

DELAWARE — 0.03%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	705	744

DISTRICT OF COLUMBIA — 0.54%
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	1,000	1,109
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds,
Series 2010-B, 0%/6.50% 20443	5,000	4,393
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2023	5,000	5,971
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2029	2,500	2,883
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	1,175	1,274
		15,630

FLORIDA — 9.45%
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	603
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,386
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,777
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	900	1,058
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	1,000	1,010
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	700	713
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,711
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,633
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	2,475	2,427
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	7,000	8,233
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2019	5,000	5,806
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	2,500	2,917
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	8,500	9,995
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	5,250	5,979
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	1,805	1,830
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Ref. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	3,750	3,846
Escambia County, Environmental Improvement Rev. Ref. Bonds, Series 2006-B, AMT, 5.00% 2026	1,000	1,002
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	7,355	7,326
	Principal amount	Value
Bonds & notes	(000)	(000)

FLORIDA (continued)
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 20144	$10,260	$—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	40,185	6,213
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2027	1,000	1,124
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	2,220	2,632
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,235	1,386
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,320	1,475
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,995	3,854
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,145	1,079
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. and Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2032	1,000	1,083
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2018 (preref. 2015)	250	284
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2018 (preref. 2016)	100	118
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	70	83
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	930	1,060
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,795
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2022	1,940	2,082
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	2,000	2,129
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 20271	4,565	5,050
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	650	645
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 20114	110	82
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 20374	875	584
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-B, 4.875% 20104	2,585	1,713
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 20104	755	477
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 20364	2,190	1,697
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 20384	1,970	674
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 20114	7,420	2,537
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	900	793
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	2,995	2,408
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 6.77% 2020	2,710	2,636
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	3,012
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	2,260
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,911
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	3,455	3,743
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	3,120
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,560
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Cypress Cove at Healthpark Florida, Inc. Project), Series 2012, 5.75% 2042	4,155	4,155
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	2,104
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,000
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,106
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,971
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 20144	4,255	1,704
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	$3,090	$3,542
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	2,110	2,341
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,635	2,637
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,340	4,042
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	6,000	6,631
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20364	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-1, 0%/6.00% 20363	160	132
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-2, 0%/6.25% 20383	305	242
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B, 0%/6.81% 20203	405	358
Series 2012, 5.00% 2021	1,000	1,132
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2022	1,750	1,977
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2023	2,250	2,514
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2029	750	828
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,224
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	2,000	2,191
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	1,000	1,167
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	2,000	2,166
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2021	4,445	4,711
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	2,000	2,299
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	1,000	1,184
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project),
Series 1997, 7.00% 2019	1,525	1,526
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	2,415	2,368
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds
(Mayflower Retirement Center, Inc. Project), 5.00% 2036	250	260
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	1,500	1,654
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	1,085	1,203
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,500	2,414
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds,
Series 2005, 6.00% 2036	2,740	2,125
Parklands Lee Community Dev. Dist., Special Assessment Ref. Bonds, Series 2011-A, 5.80% 2035	485	495
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 20104	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 20114	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	405	420
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	5,590	2,011
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,955	1,967
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-B, AMT, 5.375% 2029	1,000	1,179
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.125% 2027	2,000	2,327
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,320	991
St. Johns County Industrial Dev. Auth., First Mortgage Rev. Bonds (Presbyterian Retirement Communities Project),
Series 2004-A, 5.625% 2034	$2,500	$2,592
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	3,625	4,027
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	1,600	1,794
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,540	1,607
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,230	4,344
Seminole Tribe of Florida, Series 2007-A, 5.25% 20271	10,000	10,619
Seminole Tribe of Florida, Series A, 5.50% 20241	1,500	1,618
Seminole Tribe of Florida, Series A, 5.75% 20221	1,130	1,239
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013	2,035	1,528
City of Tampa, Capital Improvement Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 1999-A, 5.75% 2029	1,000	1,002
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project),
Series 2012-A, 3.125% 2024	1,650	1,629
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project),
Series 2012-A, 5.00% 2023	1,600	1,904
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,370	1,349
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,520	4,164
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,130	1,049
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	750	752
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,620	1,397
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	5,940	2,855
		272,318

GEORGIA — 3.39%
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	2,240	1,613
City of Atlanta, Airport General Rev. Bonds, Series 2012-C, AMT, 5.00% 2037	1,000	1,101
City of Atlanta, Airport General Rev. Bonds, Series 2012-C, AMT, 5.00% 2042	2,000	2,201
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2027	2,000	2,265
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	5,900
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	4,314
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	2,000	2,385
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	3,000	3,272
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,200	3,331
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	6,250
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2009-B, AMT, 9.00% 2035	6,000	6,711
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	5,250	6,263
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	2,750	3,246
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.00% 2029	1,850	2,167
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.125% 2040	5,000	5,835
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,250	4,168
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	820
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	1,350	1,547
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,526
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	$2,000	$1,945
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	2,500	2,312
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	2,236
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	6,500	7,395
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	3,500	3,931
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	2,000	2,353
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,190
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2028	1,395	1,660
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	3,750	3,827
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,375	1,383
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 0.891% 20332	3,000	2,354
Dev. Auth. of Richmond County, Environmental Improvement Rev. Ref. Bonds, Series 2002-A, AMT, 6.00% 2025	2,000	2,021
		97,522

GUAM — 0.22%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,014
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	500	563
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,238
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,163
Power Auth., Rev. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2027	500	568
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	625	692
		6,238

HAWAII — 0.22%
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029	1,000	1,208
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044	3,250	3,927
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.75% 2040	1,000	1,132
		6,267

IDAHO — 0.19%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	25	25
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	80	80
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	345	355
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	440	441
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	395	398
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	685	693
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	560	568
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	585	599
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,295	1,334
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1999-D-3, AMT, 5.15% 2013	25	25
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1999-G, AMT, 5.75% 2014	25	25
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	415	420
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	405	410
		5,373

ILLINOIS — 7.36%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project),
Series 2005, 5.90% 2027	6,000	5,556
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	2,500	2,873
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	515	514
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2023	5,000	5,473
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2040	2,000	2,296
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,547
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 3.00% 2019	$3,500	$3,697
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	3,957
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2023	2,000	2,309
City of Chicago, O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 20304	17,500	11,421
County of Cook, G.O. Ref. Bonds, Series 2010-A, 5.25% 2022	1,250	1,499
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	2,500	3,130
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	432	438
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	4,900	4,914
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,750	1,872
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	1,046
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	4,000	4,110
Fin. Auth., Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	1,500	1,561
Fin. Auth., Rev. Bonds (Admiral at the Lake Project), Series 2010-D-3, 6.00% 2017	1,500	1,501
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	6,000	6,513
Health Facs. Auth., Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	1,665	1,740
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	2,057
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 20284	1,575	32
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 20414	3,325	67
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	2,100	42
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,763
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	4,025	4,081
Health Facs. Auth., Rev. Bonds (Franciscan Communities, Inc. — Marian Village Project), Series 2003-E-3, 6.375% 2037	955	955
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,091
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,024
Fin. Auth., Rev. Ref. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.625% 2042	4,200	4,284
Fin. Auth., Rev. Ref. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.75% 2046	2,500	2,555
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	7,064
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	1,500	1,664
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	1,000	1,100
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	9,055	10,534
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	12,734
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	2,250	2,595
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,525
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	4,200	4,606
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,433
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	6,765	8,001
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	11,500	13,872
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	2,970	3,126
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	5,322
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	2,875	3,189
G.O. Bonds, Series of March 2012, 5.00% 2025	2,000	2,242
G.O. Bonds, Series of March 2012, 5.00% 2037	1,500	1,630
G.O. Ref. Bonds, Series of May 2012, 5.00% 2021	3,000	3,497
G.O. Ref. Bonds, Series of May 2012, 5.00% 2024	1,500	1,697
G.O. Ref. Bonds, Series of May 2012, 5.00% 2025	1,500	1,687
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds (Tuscany Woods Project),
Series 2007, 5.75% 20374	$4,966	$2,571
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	1,000	1,002
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,504
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	501
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.20% 2015	845	880
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	1,037
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	664	658
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,804	1,836
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds

Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 6.125% 20404	5,000	850
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	15,000	3,243
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	7,000	1,430
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	10,000	1,830
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project),
Series 2006, RADIAN insured, 4.70% 2030	879	866
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	5,000	5,850
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	3,000	3,441
		212,258

INDIANA — 2.38%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2028	2,055	1,663
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,000	778
Hospital Auth. of Delaware County, Hospital Rev. Bonds (Cardinal Health System Obligated Group),
Series 2006, 5.00% 2024	440	472
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	7,000	8,183
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network I), Series 2012-A, 5.00% 2042	1,755	1,922
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,362
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	1,000	1,113
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	3,800	4,088
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	8,175	8,568
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana
Obligated Group), Series 2007, 5.50% 2027	4,000	4,378
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana
Obligated Group), Series 2007, 5.50% 2037	7,750	8,379
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	140	142
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project),
Series 1995-A, AMT, 6.50% 20314	3,500	157
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2019	2,250	2,507
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	2,500	2,725
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2023	7,500	8,146
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,133
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	1,000	1,186
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,453
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	6,000	6,214
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	1,000	1,034
		68,603
	Principal amount	Value
Bonds & notes	(000)	(000)

IOWA — 0.28%
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	$2,500	$2,607
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	5,209
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	180	187
		8,003

KANSAS — 0.49%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	2,060
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	284
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	844
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	1,284
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	6,250	6,378
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,562	2,351
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	985	1,008
		14,209

KENTUCKY — 0.81%
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	2,000	2,307
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.625% 2027	2,000	2,335
Econ. Dev. Fin. Auth., Hospital System Rev. Ref. and Improvement Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	7,000	7,009
Econ. Dev. Fin. Auth., Hospital System Rev. Ref. and Improvement Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.875% 2022	2,375	2,377
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,797
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,115
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,204
Econ. Dev. Fin. Auth., Rev. Bonds (Masonic Home Independent Living), 5.25% 2017	500	503
Louisville/Jefferson County Metro Government, Health Facs. Rev. Ref. Bonds
(Jewish Hospital & St. Mary’s HealthCare, Inc. Project), Series 2008, 6.125% 2037 (preref. 2018)	2,005	2,550
		23,197

LOUISIANA — 2.04%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	3,000	3,341
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center),
Series 2011-A, 6.00% 2039	2,000	2,264
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	9,500	10,710
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2009-A, 6.50% 2029	4,400	5,187
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-1, 6.50% 2035	5,500	6,433
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-2, 6.50% 2035	4,500	5,257
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	3,000	3,138
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	500	525
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,338
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	6,056
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	3,500	3,771
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	9,760	10,004
		59,024

	Principal amount	Value
Bonds & notes	(000)	(000)

MAINE — 0.46%
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	$4,000	$4,862
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	5,350	6,451
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,836
		13,149

MARYLAND — 1.31%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,616	2,642
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,171	1,179
Econ. Dev. Corp., Student Housing Rev. Bonds (Frostburg State University Project), Series 2002-A, 6.00% 2024	5,000	5,041
Econ. Dev. Corp., Student Housing Rev. Bonds (Frostburg State University Project), Series 2002-A, 6.25% 2033	5,000	5,040
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	526
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	1,000	1,086
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,085
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,335	3,698
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	7,092
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-B, 5.25% 2028 (put 2013)	500	403
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,450	1,508
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,250	7,424
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,000	1,002
		37,726

MASSACHUSETTS — 1.23%
Dev. Fin. Agcy, Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	3,190	3,912
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,641
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2029	1,000	1,124
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2031	500	559
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,465
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2019	720	721
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2029	4,150	4,151
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	712	639
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,760	1,412
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	2,115	1,607
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	1,418	1,050
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	320	203
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,591	8
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,126
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,476
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.75% 2039	2,000	1,046
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 2044	1,000	523
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 2014	290	201
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	1,250	1,285
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	2,023
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	1,000	1,117
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	1,500	1,770
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,167
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2037	1,000	1,130
		35,356

MICHIGAN — 4.95%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	2,500	2,607
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.125% 2043	5,000	5,243
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Ref. Bonds, Series 2012-A, 5.25% 2039	4,100	4,451
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	12,650	13,497
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2012-A, 5.00% 2025	1,415	1,638
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2012-A, 5.00% 2026	$1,000	$1,151
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	1,000	1,176
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2019	900	1,039
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2020	1,450	1,675
Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,242
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,250	1,392
City of Flint, Hospital Building Auth., Rev. Ref. Rental Bonds (Hurley Medical Center), Series 2010, 6.00% 2020	3,935	3,998
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	985	987
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	2,752
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,760
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	2,060
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	3,000	3,125
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.25% 2046	500	530
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039	5,500	6,346
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023 (preref. 2012)	1,500	1,506
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	1,000	1,140
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group),
Series 2012, 5.125% 2032	1,000	1,009
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group),
Series 2012, 5.375% 2041	1,250	1,262
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group),
Series 2012, 5.625% 2041	4,000	4,155
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.375% 2026	1,250	1,330
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2035	995	1,056
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	4,000	5,167
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	2,700	2,889
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	1,000	1,158
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,800	2,222
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2048	23,355	20,552
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	5,440	5,613
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.00% 2034	9,000	9,207
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,118
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-B, AMT, 5.00% 2037	3,085	3,256
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2018	2,000	2,305
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2020	5,000	5,747
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2022	2,000	2,257
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2028	12,000	13,118
		142,736

MINNESOTA — 0.47%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2009-B, AMT, 5.00% 2022	2,000	2,269
Tobacco Securitization Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2011-B, 5.25% 2031	8,500	9,485
City of Wayzata, Senior Housing Entrance Deposit Rev. Bonds (Folkestone Senior Living Community),
Series 2012-B, 4.875% 2019	1,800	1,821
		13,575
	Principal amount	Value
Bonds & notes	(000)	(000)

MISSISSIPPI — 0.51%
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	$1,500	$1,600
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	4,500	4,847
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	7,600	8,335
		14,782

MISSOURI — 1.97%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2019	1,885	2,036
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	865	886
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	1,395	1,273
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,000	2,150
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2011, 6.00% 2041	1,000	1,131
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	3,063
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	7,950	8,066
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	3,500	3,536
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,000	2,334
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	4,000	4,731
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2027	3,275	3,985
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2028	1,000	1,218
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	1,000	1,222
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	5,490	6,062
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,803
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	10,049
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	3,300	3,319
		56,864

MONTANA — 0.26%
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	2,250	2,353
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	4,850	5,015
		7,368

NEBRASKA — 0.30%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	4,250	4,545
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	3,500	3,910
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	245	245
		8,700

NEVADA — 2.77%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	4,220
Clark County, Airport System Rev. Bonds, Series 2011-A-1, AMT, AMBAC insured, 5.00% 2026	2,000	2,120
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	6,000	6,512
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	1,000	1,080
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2025	$2,000	$2,150
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds, Series 2010-B, 5.00% 2028	6,300	7,148
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	3,000	3,709
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	1,000	903
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2020	1,560	1,699
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2021	1,675	1,819
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,133
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,115	1,027
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,390	1,264
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.125% 2025	3,475	3,023
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2014	690	712
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2017	955	986
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.00% 2015	2,285	1,891
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.00% 2016	1,295	1,016
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,485	1,405
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,440	4,709
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	875	887
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	945	952
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	6,000	6,869
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,070	2,133
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2027	3,395	3,897
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,133
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	5,269
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,567
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	7,800	3,471
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	1,400	1,453
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.50% 2020	1,585	1,687
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.50% 2020	1,585	1,687
		79,884

NEW HAMPSHIRE — 0.41%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	2,445	2,770
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,973
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-2, 5.30% 2017	1,000	1,007
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	2,000	2,155
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire University Issue), Series 2012, 5.00% 2042	1,000	1,068
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.00% 2027	1,715	1,842
		11,815

NEW JERSEY — 3.42%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 20321	13,000	14,378
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	5,750	5,845
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	2,500	2,558
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	$3,610	$3,706
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	500	505
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	2,500	2,797
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	310	323
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2011-GG, 5.00% 2022	2,500	3,026
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 4.875% 2019	1,000	1,023
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,598
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	15,000	15,410
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,595
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	500	568
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	1,000	1,126
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Kennedy Health System Obligated Group Issue),
Series 2012, 5.00% 2037	500	547
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Kennedy Health System Obligated Group Issue),
Series 2012, 5.00% 2042	1,500	1,644
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,000	1,242
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital), 6.00% 2026	2,000	2,297
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital), 6.25% 2035	3,000	3,395
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.718% 20202	2,290	2,288
North Hudson Sewerage Auth., Gross Rev. Ref. Lease Certificates, Series 2012-A, 5.00% 2042	2,000	2,252
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 4.625% 2026	2,000	1,915
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	17,250	15,096
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	4,687
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	2,000	516
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2010-D, 5.00% 2024	2,000	2,437
		98,774

NEW MEXICO — 0.43%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III),
Series 2001-A, 8.375% 2021	1,525	1,538
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II),
Series 2001-B, 8.875% 2021	3,890	3,936
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	1,055	1,100
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	430	459
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	515	548
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	1,000	1,063
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,786
		12,430

NEW YORK — 3.30%
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	600	677
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 5.00% 2032	4,500	5,065
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,590	1,893
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,120	1,241
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-B, 3.00% 2029 (put 2013)	1,000	1,009
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2012, AMT, 0.65% 2030 (put 2012)2	1,500	1,500
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	2,500	2,835
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	5,500	6,504
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	3,250	3,584
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,181
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	3,000	3,303
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	12,500	14,554
Nassau County Local Econ. Assistance Corp., Rev. Bonds (Winthrop-University Hospital Association Project),
Series 2012, 5.00% 2037	$500	$544
Nassau County Local Econ. Assistance Corp., Rev. Bonds (Winthrop-University Hospital Association Project),
Series 2012, 5.00% 2042	1,550	1,678
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,304
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,614
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,054
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	535
New York City Industrial Dev. Agcy., Airport Facs. Rev. and Ref. Bonds (TrIPs Obligated Group),

Series 2012-A, AMT, 5.00% 2028	2,000	2,128
International Airport Project), Series 2005, AMT, 7.625% 20254	8,700	9,188
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy
International Airport Project), Series 2005, AMT, 8.00% 20284	2,000	2,112
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2020	2,000	2,179
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	878
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,161
Niagara County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds
(American Ref-Fuel Co. of Niagara, L.P. Fac.), Series 2001-D, 5.55% 2024 (put 2015)	1,000	1,002
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042	2,500	2,550
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	3,121
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,435
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 20231	1,685	1,716
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 20161	2,875	2,954
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project),
Series 2003-A, AMT, 5.25% 2027	8,220	8,413
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	1,225	997
		94,909

NORTH CAROLINA — 0.15%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,356
Medical Care Commission, Hospital Rev. Bonds (Maria Parham Medical Center),
Series 2003, RADIAN insured, 5.50% 2017 (preref. 2013)	700	731
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	2,230	2,349
		4,436

OHIO — 3.73%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	2,500	2,986
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	8,580	9,987
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	1,500	1,535
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System),
Series 2012, 5.00% 2031	4,000	4,290
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2012-A, 5.00% 2033	3,315	3,727
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	18,170	15,773
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2047	8,710	7,479
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	3,750	4,190
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	1,146
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	1,000	1,041
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	4,000	4,374
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	4,093
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,256
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,139
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	$2,300	$2,606
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,125
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,116
County of Cuyahoga, Health Care Facs. Rev. Bonds (Franciscan Communities, Inc. — Mount Alverna Project),
Series 2004-D, 6.50% 2034	1,315	1,390
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,795
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project),
Series 2012-A, 8.00% 2042	11,000	12,388
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	2,500	2,692
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046	1,000	1,130
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,823
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	4,370	4,422
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034	2,250	2,305
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,000	2,113
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	1,130
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	570	601
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2005-A, AMT, 4.30% 2015	405	422
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	2,000	2,212
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds
(Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	4,700	5,034
		107,320

OKLAHOMA — 0.36%
Fort Sill Apache Ok Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 20261	6,500	7,189
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2008-A, AMT, 6.80% 2038	1,090	1,189
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	500	520
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,503
		10,401

OREGON — 0.48%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	8,165	7,641
Facs. Auth., Student Housing Rev. Bonds (CHF-Ashland, L.L.C. — Southern Oregon University Project),
Series 2012, Assured Guaranty insured, 5.00% 2044	1,500	1,649
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,534
		13,824

PENNSYLVANIA — 3.92%
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2025	2,705	3,063
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2026	2,000	2,246
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2028	500	555
Allegheny County Airport Auth., Airport Rev. Ref. Bonds (Pittsburgh International Airport),
Series 2002-B, AMT, FGIC insured, 5.00% 2017	2,500	2,796
Allegheny County Hospital Dev. Auth., Health System Rev. Ref. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	3,500	2,486
Allegheny County Hospital Dev. Auth., Health System Rev. Ref. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.375% 2040	5,750	4,088
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.20% 2013	330	331
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.30% 2014	275	278
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	6,315	6,391
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	6,850	6,928
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Co., LLC Project), Series 2009, 7.00% 2039	$5,500	$6,591
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.75% 2028	2,500	2,749
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.875% 2038	3,200	3,515
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	1,000	1,102
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2010, 6.00% 2043	3,500	3,965
Higher Educational Facs. Auth., Rev. Bonds (Foundation for Indiana University of Pennsylvania Student Housing Project
at Indiana University of Pennsylvania), Series 2007-A, XLCA insured, 0.891% 20392	2,000	1,354
Higher Educational Facs. Auth., Rev. Ref. Bonds (Foundation for Indiana University of Pennsylvania Student Housing
Project at Indiana University of Pennsylvania), Series 2012-B, 5.00% 2041	2,200	2,364
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at
Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,000	4,512
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at
East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,370	2,517
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at
East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	5,890	6,173
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,500	1,766
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	310	320
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	1,500	1,669
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	1,000	1,024
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	2,041
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	2,000	2,035
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,140
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	849
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,788
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	700	781
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	4,200	4,620
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	3,300	3,666
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,295	13,081
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	1,000	1,016
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Hospital), Series 2007-B, 5.00% 2017	4,000	4,351
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	5,460	5,611
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,255
		113,017

PUERTO RICO — 0.50%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	2,400	2,400
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	2,500	2,523
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds
(Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	4,150	4,722
Public Fin. Corp., Commonwealth Appropriation Rev. Ref. Bonds, Series 2011-B, 5.50% 2031	$1,500	$1,573
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	500	517
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	316
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	5,000	1,096
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2044	8,000	1,375
		14,522

SOUTH CAROLINA — 0.72%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	1,515	1,581
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	2,000	2,013
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	2,015	2,004
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	6,000	6,873
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,800	1,645
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.30% 2035	4,000	3,483
Richland County, Environmental Improvement Rev. Ref. Bonds, Series A, AMT, 6.10% 2023	960	987
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	2,146
		20,732

SOUTH DAKOTA — 0.04%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2012-E, 5.00% 2042	1,000	1,099

TENNESSEE — 0.86%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project),
Series 2005-A, 5.00% 2015	1,180	1,237
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,821
Health and Educational Facs. Board of the City of Johnson City, Hospital Rev. Bonds (Mountain States Health Alliance),
Series 2012-A, 5.00% 2042	1,000	1,080
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. and Improvement Bonds (Blakeford at Green Hills), Series 2012, 5.00% 2032	1,350	1,459
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	2,000	2,374
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	3,012
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	2,057
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,171
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,165
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,870
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,237
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2016	5,000	5,395
		24,878

TEXAS — 7.90%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project),
Series 2002-A-3, AMT, 5.125% 2033	5,000	5,367
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project),
Series 2002-A-4, AMT, 5.95% 2033	13,220	15,155
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	3,000	3,508
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	2,200	2,577
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	2,500	2,900
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,028
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	1,150	1,157
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	$1,850	$1,804
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2012-D, AMT, 5.00% 2042	10,500	11,366
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 1999, AMT, 6.375% 20354	27,250	12,575
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-A, 4.75% 2038	8,225	8,349
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-B, 4.75% 2042	5,000	5,076
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project),
Series 1995, AMT, 4.875% 2025	6,000	6,082
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,601
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	3,500	4,400
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 5.00% 2023	3,500	3,903
Hidalgo County Health Services Corp., Hospital Rev. Ref. Bonds (Mission Hospital, Inc. Project), Series 2008, 5.00% 2026	1,000	1,034
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	710	755
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	3,000	3,362
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2021	3,000	3,011
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2029	13,100	13,153
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects),
Series 2011, AMT, 6.50% 2030	9,300	10,442
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects),
Series 2011, AMT, 6.625% 2038	3,000	3,372
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044	1,000	1,173
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	3,750	4,051
Lubbock Educational Facs. Auth., Inc., Rev. Ref. and Improvement Bonds (Lubbock Christian University),
Series 2007, 5.125% 2027	1,000	1,077
Lubbock Educational Facs. Auth., Inc., Rev. Ref. and Improvement Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	500	536
Matagorda County Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project),
Series 1997, AMT, AMBAC insured, 5.125% 2028	2,800	3,312
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	815	820
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	1,129
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	2,327
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	2,000	2,234
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	1,000	1,196
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, Assured Guaranty insured, 0% 2028	920	487
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	4,439
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	6,000	6,622
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	3,000	3,515
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,787
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	7,000	7,797
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	2,000	2,475
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	5,000	6,079
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,450
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,162
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2025	2,000	2,378
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,613
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	$2,825	$3,371
Sanger Texas Industrial Dev. Corp, Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project),
Series 2012-B, AMT, 8.00% 2038	14,250	14,354
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project),
Series 2008-A, 5.00% 2019	1,370	1,590
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-A, 8.00% 2028	1,000	1,132
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-A, 8.25% 2044	7,100	8,006
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	2,001
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	1,053
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,357
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,660	1,864
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	145	149
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	2,120	2,160
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	3,000	3,566
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	3,750	4,419
		227,658

UTAH — 0.26%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	500	502
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	540	544
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	245	247
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	875	887
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	400	401
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	455	459
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	485	497
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	635	636
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	385	386
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	900	934
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	400	401
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	490	499
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,150	1,228
		7,621

VIRGINIA — 1.70%
Chesapeake Toll Road, Rev. Bonds (Transportation Systems), Series 2012-A, 5.00% 2047	2,000	2,166
Chesapeake Toll Road, Rev. Bonds (Transportation Systems), Series 2012-B, 0%/4.875% 20403	2,000	1,214
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,000	1,050
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 20374	4,582	2,774
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2020	365	405
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2025	385	414
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
eries 1999-B, 7.00% 2029	645	646
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	3,520	3,524
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,371
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,550	3,756
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2034	1,000	1,052
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2040	6,000	6,292
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	$6,940	$7,600
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	9,500	10,449
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 6.00% 2037	2,000	2,307
Small Business Fncg. Auth., Rev. Bonds (Hampton Roads Proton Beam Therapy Institute
at Hampton University, LLC Project), Series 2009, 9.00% 2039	3,600	3,885
		48,905

VIRGIN ISLANDS — 0.63%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,949
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	500	554
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 20325	3,500	3,798
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,264
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,485
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,153
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,530	3,900
		18,103

WASHINGTON — 0.79%
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042	3,250	3,354
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	8,853
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,991
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2012, AMT, 5.00% 2030	4,275	4,321
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2024	1,000	1,149
		22,668

WEST VIRGINIA — 0.18%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,279

WISCONSIN — 0.68%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	1,500	1,842
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	1,000	1,132
Health and Educational Facs. Auth., Rev. Ref. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013	90	90
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	2,000	2,216
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026	1,000	1,040
Health and Educational Facs. Auth., Rev. Ref. Bonds (Saint John’s Communities, Inc.), Series 2009-A, 7.25% 2029	1,000	1,155
Health and Educational Facs. Auth., Rev. Ref. Bonds (Saint John’s Communities, Inc.), Series 2009-A, 7.625% 2039	3,000	3,496
Public Fin. Auth., Airport Facs. Rev. and Ref. Bonds (TrIPs Obligated Group), Series 2012, AMT, 5.00% 2042	8,410	8,522
		19,493

MULTI-STATE — 0.33%
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)1	4,000	3,640
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)1	4,000	4,000
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)1	2,000	1,800
		9,440

Total bonds & notes (cost: $2,551,691,000)		2,743,186

Short-term securities — 3.98%

City of Los Angeles, California, Dept. of Water and Power, Power System Rev. Ref. Bonds,
Series 2001-B, Subseries B-3, 0.26% 20342	1,500	1,500
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.28% 20262	6,800	6,800
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	6,000	6,071
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	4,000	4,060
	Principal amount	Value
Short-term securities	(000)	(000)

State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue),
Series K-1, JPMorgan Chase LOC, 0.22% 20252	$2,975	$2,975
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.23% 20422	7,650	7,650
Iowa Fin. Auth., Demand Health Facs. Rev. Bonds (Iowa Health System),
Series 2009-B, JPMorgan Chase LOC, 0.23% 20352	2,700	2,700
Iowa Fin. Auth., Health Facs. Rev. Bonds (Iowa Health System), Series 2009-A, JPMorgan Chase LOC, 0.23% 20352	2,000	2,000
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008, JPMorgan Chase LOC, 0.24% 20332	3,000	3,000
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Maryland,
G.O. Multi-Modal Bond Anticipation Notes, Series 2006-A, 0.23% 20232	1,200	1,200
Commonwealth of Massachusetts, G.O. Demand Bonds, Consolidated Loan of 2006, Series B, 0.25% 20262	9,790	9,790
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 0.20% 20302	3,000	3,000
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.23% 20252	4,125	4,125
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.26% 20442	1,920	1,920
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	10,000	10,121
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.30% 20322	1,855	1,855
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, Bank of America LOC, 0.30% 20382	7,555	7,555
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, JPMorgan Chase LOC, 0.23% 20412	1,900	1,900
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,121
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	19,500	19,875
State of Texas, Harris County Cultural Educational Facs. Fin. Corp., Rev. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2008-A, 0.23% 20382	1,800	1,800
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.23% 20262	1,300	1,300
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System Obligated Group),
Series 2008-B, JPMorgan Chase LOC, 0.23% 20412	3,450	3,450

Total short-term securities (cost: $114,757,000)		114,768

Total investment securities (cost: $2,666,448,000)		2,857,954
Other assets less liabilities		23,402

Net assets		$2,881,356

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $86,331,000, which represented 3.00% of the net assets of the fund.

2Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3Step bond; coupon rate will increase at a later date.
4Scheduled interest and/or principal payment was not received.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/7/2012 at a cost of $3,639,000) may be subject to legal or contractual restrictions on resale.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities.
Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 245,470
Gross unrealized depreciation on investment securities	(50,812)
Net unrealized appreciation on investment securities	194,658
Cost of investment securities for federal income tax purposes	2,663,296

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-040-1212O-S32867

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: December 28, 2012

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: December 28, 2012